10-Q INTERIM UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ (1,275,471)	$ 7,624,796
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization expense	1,682,054	1,043
Stock-based compensation	6,093,371	0
Amortization of debt issuance costs	92,750	0
Unrealized (gain) loss on investments	(1,164,966)	(125,220)
Unrealized (gain) on policies	(5,290,554)	(1,192,865)
Unrealized loss on change in fair value (risk-free)	2,712,627	953,433
Loss on change in fair value of warrant liability	(946,960)	0
Non-cash interest income on available for sale security	(39,695)	0
Deferred income taxes	456,194	(656,468)
Non-cash interest expense	1,258,266	0
Non-cash lease expense	57,290	192
Changes in operating assets and liabilities:
Accounts receivable	(371,758)	10,448
Accounts receivable, related party	(135,524)	112,477
Prepaid expenses and other current assets	(495,676)	(196,117)
Other assets	(502,091)	(34,371)
Accounts payable	0	14,989,460
Accrued expenses	(3,647,066)	0
Accrued transaction costs	0	397,806
Contract liability—deposits on pending settlements	160,500	0
Other current liabilities	397,074	8,757
Income tax payable	865,437	0
Net change in life settlement policies, at fair value	2,098,588	(12,091,256)
Net change in life settlement policies, at cost	262,734	(27,182,930)
Net cash (used) provided in operating activities	2,267,124	(17,380,815)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(161,787)	0
Purchase of intangible asset	(92,006)	0
Purchase of other investments	0	(150,000)
Change in due from affiliates	247,164	(848,337)
Net cash provided (used) in investing activities	(6,629)	(998,337)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of long term debt	42,920,873	8,048,159
Payment of discounts and financing costs	(985,934)	0
Repurchase of common stock	(7,524,392)	0
Transaction costs	(483,451)	0
Proceeds from warrant exercise	3,610,253	0
Increase in due to former members	0	322
Net cash provided by financing activities	37,537,349	8,048,481
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	39,797,844	(10,330,671)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	25,588,668	30,052,823
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	65,386,512	19,722,152
SUPPLEMENTAL DISCLOSURES:
Interest paid	1,691,205	0
Income taxes paid, net of refunds	$ 1,842	$ 0